Insurance Receivable and Impairment - Additional Information (Detail) - Previously Insolvent Customer - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases Disclosure [Line Items]
Container loss recovery		$ 7,986
Insurance receivable associated with this insolvent customer			$ 2,106
China, Yuan Renminbi
Leases Disclosure [Line Items]
Bankruptcy settlement amount received in cash	$ 77
Bankruptcy settlement amount received in stock value	$ 5,789